EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of employee benefits

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Wages, salaries and allowances	1,269	1,042	1,073	151
Housing funds (a)	113	16	12	2
Contribution to pension plans (a)	102	67	70	10
Welfare and other expenses	33	46	37	5

Total employee benefits	1,517	1,171	1,192	168

(a)	According to the Mainland China state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as to housing funds.